Stock-Based Compensation (Details) - Schedule of Stock Option Activity - $ / shares				1 Months Ended	2 Months Ended	3 Months Ended
	Dec. 14, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2023
Predecessor [Member]
Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Outstanding Shares, Balance		782,499	1,138,110			902,000
Weighted Average Exercise Price Per Share, Balance		$ 0.27	$ 0.28			$ 0.28
Weighted Average Remaining Contractual Life (in years), Balance		6 years 10 months 9 days	8 years 2 months 4 days			7 years 9 months 7 days
Outstanding Shares, Options exercised						(16,666)
Weighted Average Exercise Price Per Share, Options exercised						$ 0.31
Outstanding Shares, Options cancelled				(782,499)		(219,444)
Weighted Average Exercise Price Per Share, Options cancelled				$ 0.27		$ 0.31
Weighted Average Remaining Contractual Life (in years), Options cancelled				6 years 8 months 26 days
Successor [Member]
Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Outstanding Shares, Balance					4,619,425
Weighted Average Exercise Price Per Share, Balance					$ 1.8
Weighted Average Remaining Contractual Life (in years), Balance					9 years 11 months 26 days
Outstanding Shares, Options granted					4,619,425
Weighted Average Exercise Price Per Share, Options granted					$ 1.8